Loans receivable, net	12 Months Ended
Jun. 30, 2024
Loans receivable, net
Loans receivable, net

Note 6 – Loans receivable, net

Outstanding balances on loans receivable consist of the following as of June 30, 2024 and 2023:

				June 30,	June 30,
Third parties	Maturities	Interest rate	Collateral/Guarantee	2024	2023
A	December 15, 2024 (Fully repaid in October and December 2024, respectively)	15.0%	None	$950,000	$—
A	January 5, 2025	5.0%	None	500,000	—
A	April 30, 2025	10.0%	None	1,600,000	—
B	October 28, 2024 (Fully repaid in October 2024)	0.0%	None	595,822	—
Loans receivable from third parties				3,645,822	—
Allowance for credit losses				(275,500)	—
Loans receivable, net				$3,370,322	$—

Interest income of the above loans receivable for the years ended June 30, 2024 and 2023 amounted to $97,917 and nil, respectively. These loans were refundable and made in relation to establishing relationship for potential service providers of Bitcoin mining operations.